RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2016, December 31, 2015 and December 31, 2014, the Company entered into the following transactions with related parties:

	December 31,	December 31,	December 31,
	2016	2015	2014

Consulting fees paid or accrued to officers or their companies	$539,706	$495,683	$472,649
Directors’ fees	2,267	4,692	18,845

Stock option grants to officers and directors	400,000	250,000	108,000
Stock option grant price range	$0.31	$$0.15	$0.43

Of the total consulting fees noted above, $256,319 (December 31, 2015 - $201,097, December 31, 2014 - $144,394) was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $127,348 (December 31, 2015 - $100,548, December 31, 2014 - $72,197) of this amount. As at December 31, 2016, $47,792 (December 31, 2015, $51,096, December 31, 2014 - $28,974) remains payable to this related company and $5,000 (December 31, 2015 - $10,000, December 31, 2014 - $nil) remains payable to the related party for expenses earned for work on behalf of the Company.

As at December 31, 2016, $nil (December 31, 2015 - $97,493, December 31, 2014 - $97,493) was due from Buccaneer for services performed by the Company during the periods. These balances were forgiven when Buccaneer announced they were not pursuing their interest in the Concessions. The Company had fully provided against this balance in 2015.

In 2016, a total of 400,000 stock options were issued to an officer of the Company at a strike price of $0.31 per share. A total of $89,643 was included in consulting fees related to these options. In 2015, a total of 250,000 stock options were issued to directors of the Company at a strike price of $0.15 per share. A total of $18,175 was included in consulting fees related to these options. In 2014, a total of 108,000 stock options were issued to a director of the Company at a strike price of $0.43 per share. A total of $22,489 was included in consulting fees related to these options.

A total of 1,231,000 stock options previously granted to related parties were amended in 2015 by re-pricing these options to CAD$0.15 per share and a total of 424,000 stock options previously granted to related parties were amended in 2015 by repricing these options to CAD$0.225 per share. A total of $106,283 was included in consulting fees related to these options.

A total of 2,147,000 stock options previously granted to related parties were amended in 2014 by re-pricing these options to CAD$0.50 per share. A total of $54,581 was included in consulting fees related to these options.